U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [  ]: Amendment Number
	This Amendment (check only one):	[  ]  is a restatement.
							[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kristi Rojohn
Title:	Investment Compliance VP and Asst. Secretary
Phone:	(515) 226-6028

Signature, Place and Date of Signing:

/s/ Kristi Rojohn                   	West Des Moines, IA	8/11/11
Signature				City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	190
Form 13F Information Table Value Total:	$533,921

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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FORM 13F

                                                                            Item 6:Inv Discretion
             Item 1:              Item 2:  Item 3:   Item 4:     Item 5:    (a)Sole(b)Share(c)ShareItem 7:  Item 8:
                                   Title              Total                        as def.  Other         Voting Auth (Shares)
          Name of Issuer          of Class  Cusip    Mktvalue     Shares           Instr.V          Mgrs  (a)Sole (b)Share(c)None
AT&T INC                          COM     00206R102    3,626      115,451      x                             x
ABBOTT LABORATORIES               COM     002824100    4,385       83,338      x                             x
ADOBE SYSTEMS INC                 COM     00724F101      711       22,600      x                             x
AGILENT TECHNOLOGIES INC          COM     00846U101      971       19,000      x                             x
AGNICO-EAGLE MINES LTD            COM     008474108      271        4,300      x                             x
ALCOA INC                         COM     013817101      784       49,402      x                             x
ALLSTATE CORP                     COM     020002101      669       21,910      x                             x
ALTRIA GROUP INC                  COM     02209S103    1,656       62,713      x                             x
AMERICAN EQUITY INVESTMENT        COM     025676206    1,451      114,200      x                             x
AMERICAN EXPRESS COMPANY          COM     025816109    4,569       88,375      x                             x
AMERIPRISE FINANCIAL INC          COM     03076C106      985       17,082      x                             x
AMGEN INC                         COM     031162100    2,925       50,122      x                             x
ANADARKO PETROLEUM CORP           COM     032511107    3,055       39,800      x                             x
APACHE CORP                       COM     037411105    1,431       11,600      x                             x
APPLE INC                         COM     037833100    4,787       14,260      x                             x
APPLIED MATERIALS INC.            COM     038222105      503       38,660      x                             x
ATMOS ENERGY                      COM     049560105    2,065       62,105      x                             x
AUTOMATIC DATA PROCESSING         COM     053015103    1,586       30,100      x                             x
AUTOZONE INC                      COM     053332102    2,860        9,700      x                             x
BAKER HUGHES INC                  COM     057224107    1,799       24,800      x                             x
BANK OF AMERICA                   COM     060505104    1,464      133,538      x                             x
BANK OF AMERICA                   PFD     060505831    1,397       60,000      x                             x
BANK OF NEW YORK MELLON CORP      COM     064058100      841       32,839      x                             x
BARRICK GOLD CORP                 COM     067901108    6,534      144,278      x                             x
BECTON DICKINSON & CO.            COM     075887109    1,813       21,044      x                             x
BED BATH & BEYOND INC             COM     075896100      899       15,400      x                             x
BIO-RAD LABORATORIES              COM     090572207      824        6,900      x                             x
BLACKROCK PROVIDENT T-FUND        MF      09248U718    3,469    3,469,418      x                             x
BOEING COMPANY                    COM     097023105    1,988       26,893      x                             x
BRISTOL-MYERS SQUIBB CO           COM     110122108    1,893       65,352      x                             x
CIGNA CORPORATION                 COM     125509109    1,121       21,800      x                             x
CMS ENERGY CORP                   COM     125896100    1,175       59,700      x                             x
CNO FINANCIAL GROUP INC           COM     12621E103    1,712      216,400      x                             x
CAMPBELL SOUP CO                  COM     134429109    1,033       29,900      x                             x
CASH AMERICA INTERNATIONAL INC    COM     14754D100    2,662       46,000      x                             x
CATERPILLAR INC                   COM     149123101    3,697       34,728      x                             x
CHEVRON CORP                      COM     166764100    9,133       88,803      x                             x
CISCO SYSTEMS INC                 COM     17275R102    3,835      245,660      x                             x
CITIGROUP INC                     COM     172967424      315        7,564      x                             x
COCA-COLA COMPANY                 COM     191216100    5,455       81,068      x                             x
COCA-COLA FEMSA SAB-SP ADR        COM     191241108      735        7,900      x                             x
COLGATE PALMOLIVE CO              COM     194162103    2,074       23,725      x                             x
COMCAST CORP                      COM     20030N101    2,659      104,927      x                             x
CONOCOPHILLIPS                    COM     20825C104    3,600       47,880      x                             x
DANAHER CORP                      COM     235851102      562       10,600      x                             x
DELL INC                          COM     24702R101      845       50,688      x                             x
DEVON ENERGY CORP                 COM     25179M103    1,537       19,500      x                             x
DIAGEO PLC-SPONSORED ADR          COM     25243Q205      819       10,000      x                             x
DIAMOND HILL SMALL CAP FD - I     MF      25264S858    1,118       41,316      x                             x
DISNEY (WALT) COMPANY             COM     254687106    2,299       58,889      x                             x
DIRECTV                           COM     25490A101      747       14,700      x                             x
DOW CHEMICAL                      COM     260543103    1,706       47,383      x                             x
DU PONT (E.I.) DE NEMOURS         COM     263534109    5,122       94,759      x                             x
EMC CORP                          COM     268648102    6,659      241,693      x                             x
EMC INSURANCE GROUP INC           COM     268664109    1,784       93,423      x                             x
EBAY INC                          COM     278642103    1,278       39,590      x                             x
ENTERGY MISSISSIPPI INC           PFD     29364N850    1,263       50,000      x                             x
EQUITRUST SERIES FUND, INC        MF      294937701    1,916      122,135      x                             x
EQUITRUST SERIES FUND, INC        MF      294937800      323       30,026      x                             x
EQUITRUST SERIES FUND, INC        MF      294937867    2,411    2,411,336      x                             x
EQUITRUST SERIES FUND, INC        MF      294937883    1,143      119,032      x                             x
EXELON CORP                       COM     30161N101    1,685       39,323      x                             x
EZCORP                            COM     302301106    3,575      100,500      x                             x
EXXON MOBIL CORPORATION           COM     30231G102   10,794      132,639      x                             x
FEDERAL SIGNAL CORP               COM     313855108      545       83,100      x                             x
FRANKLIN GROWTH FUND              MF      353496839    1,907       40,261      x                             x
ARTHUR J GALLAGHER & CO           COM     363576109    1,520       53,275      x                             x
GAMESTOP CORP                     COM     36467W109      595       22,300      x                             x
GENERAL ELECTRIC COMPANY          COM     369604103    8,247      437,255      x                             x
GENUINE PARTS CO                  COM     372460105    1,735       31,900      x                             x
HARTFORD FINL SVCS GRP            COM     416515104    1,263       47,900      x                             x
HEINZ (H.J.) CO                   COM     423074103      618       11,600      x                             x
HELMERICH & PAYNE                 COM     423452101    1,970       29,800      x                             x
HEWLETT-PACKARD CO.               COM     428236103    2,997       82,327      x                             x
HONEYWELL INTERNATIONAL INC       COM     438516106    5,784       97,066      x                             x
ITT CORP                          COM     450911102    2,642       44,830      x                             x
ILLINOIS TOOL WORKS               COM     452308109    2,329       41,220      x                             x
T ROWE PRICE INST LARGE CAP       MF      45775L200    3,211      240,529      x                             x
INTEL CORP                        COM     458140100    4,322      195,027      x                             x
INTEGRYS ENERGY                   COM     45822P105    2,195       42,340      x                             x
INT'L BUSINESS MACHINES CORP      COM     459200101    4,066       23,703      x                             x
INTERSTATE P&L CO                 PFD     461070872    5,129      178,700      x                             x
INVESTMENT TECHNOLOGY GROUP       COM     46145F105      282       20,100      x                             x
ISHARES                           MF      464287101    1,692       28,810      x                             x
ISHARES                           MF      464287200   10,720       80,955      x                             x
ISHARES                           COM     464287226      278        2,605      x                             x
ISHARES                           MF      464287408      278        4,484      x                             x
ISHARES                           MF      464287465    3,633       60,410      x                             x
ISHARES                           MF      464287564    3,435       47,368      x                             x
ISHARES                           MF      464287598    6,171       90,375      x                             x
ISHARES                           MF      464287614    4,735       77,770      x                             x
ISHARES                           MF      464287630    5,259       71,645      x                             x
ISHARES                           MF      464287648    5,085       53,610      x                             x
ISHARES                           MF      464287879    1,060       14,277      x                             x
ISHARES                           MF      464288273      592       13,579      x                             x
ISHARES                           MF      464288489      913       29,093      x                             x
ISHARES                           MF      464288588      577        5,407      x                             x
ISHARES                           MF      464288877    1,139       21,750      x                             x
ISHARES                           MF      464288885    1,186       18,800      x                             x
ISHARES                           MF      46428R107      822       24,112      x                             x
JP MORGAN CHASE & CO              COM     46625H100    4,273      104,380      x                             x
JP MORGAN CHASE & CO              PFD     46625HHA1    1,074        1,000      x                             x
JOHNSON & JOHNSON                 COM     478160104    9,636      144,855      x                             x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$08   47,271   47,271,058      x                             x
JPMORGAN US TREAS PL  MMK-AG      MF      4812C2$J8   18,797   18,796,516      x                             x
KANSAS CITY LIFE INS CO           COM     484836101      694       22,295      x                             x
KIMBERLY-CLARK                    COM     494368103    1,185       17,810      x                             x
KRAFT FOODS INC                   COM     50075N104    3,059       86,842      x                             x
LILLY (ELI) & CO                  COM     532457108    1,093       29,124      x                             x
LINCOLN NATIONAL CORP             COM     534187109    1,382       48,500      x                             x
MANTECH INTERNATINAL CORP         COM     564563104      551       12,400      x                             x
MCDONALDS CORPORATION             COM     580135101    6,429       76,249      x                             x
MERCK & CO                        COM     58933Y105    3,034       85,972      x                             x
MERIDIAN GROWTH FUND INC          MF      589619105    2,819       59,218      x                             x
METLIFE INC                       COM     59156R108    1,573       35,845      x                             x
METLIFE INC                       PFD     59156R504    1,460       60,000      x                             x
METTLER-TOLEDO INTERNATIONAL      COM     592688105    1,193        7,075      x                             x
MICROSOFT CORP                    COM     594918104    9,086      349,469      x                             x
MYLAN INC                         COM     628530107    1,218       49,365      x                             x
MYRIAD GENETICS INC               COM     62855J104      815       35,900      x                             x
NEW YORK COMMUNITY BANCORP        COM     649445103    1,751      116,790      x                             x
NEWMONT MINING CORP               COM     651639106    2,785       51,600      x                             x
NORTHERN INSTL                    MF      665278$PW      120      119,564      x                             x
NORTHERN INSTL                    MF      665278107    7,985    7,984,916      x                             x
NORTHERN TRUST CORP               COM     665859104    1,387       30,175      x                             x
O'REILLY AUTOMOTIVE INC  NEW      COM     67103H107    2,489       38,000      x                             x
OCCIDENTAL PETROLEUM CO           COM     674599105    5,193       49,910      x                             x
OLD REPUBLIC INTERNATIONAL        COM     680223104      523       44,500      x                             x
ORACLE CORPORATION                COM     68389X105    7,156      217,451      x                             x
PNC FINANCIAL SERVICES            PFD     693475AJ4    8,462        8,000      x                             x
PEPCO HOLDINGS INC                COM     713291102    1,021       52,030      x                             x
PEPSICO INC                       COM     713448108    3,767       53,490      x                             x
PFIZER INC                        COM     717081103    5,437      263,928      x                             x
PHILIP MORRIS INTL INC            COM     718172109    4,157       62,253      x                             x
PINNACLE WEST CAPITAL             COM     723484101    2,439       54,700      x                             x
POWERSHARES                       COM     73935S105      228        7,882      x                             x
POWERSHARES ZACKS MICRO CAP       MF      73935X740    1,028       86,958      x                             x
T ROWE PRICE GROWTH STOCK FUND    MF      741479109    2,061       60,917      x                             x
PRINCIPAL FINANCIAL GROUP         PFD     74251V201    9,850      100,000      x                             x
PRINCIPAL FINANCIAL GROUP         PFD     74251V300    5,000      200,000      x                             x
PROCTER AND GAMBLE CO.            COM     742718109    7,485      117,748      x                             x
PROTECTIVE LIFE                   COM     743674103    2,107       91,100      x                             x
QUALCOMM INC                      COM     747525103      545        9,600      x                             x
QUEST DIAGNOSTIC INC              COM     74834L100    2,003       33,900      x                             x
REDWOOD TRUST INC                 COM     758075402      885       58,500      x                             x
ROWAN COMPANIES INC               COM     779382100    1,774       45,700      x                             x
SEI INVESTMENTS COMPANY           COM     784117103    1,060       47,100      x                             x
SG PREFERRED CAPITAL II           PFD     784210304    2,432        2,500      x                             x
STANDARD AND POORS 500 INDEX      COM     78462F103    4,295       32,545      x                             x
SOUTHERN CALIFORNIA EDISON        PFD     842400749      484        5,000      x                             x
SOUTHERN CALIFORNIA EDISON        PFD     842400756    1,511       15,000      x                             x
SOUTHERN CO                       COM     842587107    1,398       34,619      x                             x
STRYKER CORP                      COM     863667101    1,003       17,085      x                             x
SYMANTEC CORP                     COM     871503108    1,254       63,585      x                             x
SYSCO CORP                        COM     871829107    1,627       52,195      x                             x
TARGET CORP                       COM     87612E106    2,114       45,055      x                             x
TEVA PHARMACEUTICAL-SP ADR        COM     881624209    1,751       36,316      x                             x
3M CO                             COM     88579Y101    4,832       50,948      x                             x
TIME WARNER INC                   COM     887317303    1,714       47,131      x                             x
TORTOISE ENERGY CAPITAL CORP      COM     89147U100    2,309       87,433      x                             x
U S BANCORP                       COM     902973304    1,001       39,224      x                             x
U S BANCORP                       PFD     902973866    1,680        2,000      x                             x
UNION PACIFIC CORP                COM     907818108      716        6,860      x                             x
UNITED PARCEL SERVICE -CL B       COM     911312106    1,663       22,805      x                             x
UNITED TECHNOLOGIES CORP.         COM     913017109    2,922       33,017      x                             x
UNITED THERAPEUTICS CORP          COM     91307C102      369        6,700      x                             x
VANGUARD MEGA CAP                 MF      921910816    5,865      118,500      x                             x
VANGUARD                          MF      921943858      991       26,036      x                             x
VANGUARD WINDSOR II               MF      922018304    1,997       41,442      x                             x
VANGUARD GNMA FUND                MF      922031794      139       12,710      x                             x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042841    1,733       43,097      x                             x
VANGUARD INDEX FUNDS MSCI EMER    MF      922042858    5,063      104,139      x                             x
VANGUARD                          MF      92206C409    1,732       22,100      x                             x
VANGUARD                          MF      92206C870    1,472       18,350      x                             x
VANGUARD                          MF      922908512    1,059       18,718      x                             x
VANGUARD                          MF      922908538    1,185       17,416      x                             x
VANGUARD                          MF      922908595    1,247       14,515      x                             x
VANGUARD                          MF      922908744    1,967       35,095      x                             x
VERIZON COMMUNICATIONS            COM     92343V104    4,540      121,951      x                             x
WACHOVIA PFD FUNDING              PFD     92977V206      930       36,000      x                             x
WAL-MART STORES                   COM     931142103    6,956      130,897      x                             x
WALGREEN CO                       COM     931422109      917       21,605      x                             x
WASTE MANAGEMENT INC              COM     94106L109    1,263       33,900      x                             x
WELLS FARGO CO                    COM     949746101    2,223       79,228      x                             x
WEYERHAEUSER CO                   COM     962166104      546       24,973      x                             x
HELEN OF TROY LTD                 COM     G4388N106    1,388       40,201      x                             x
INGERSOLL-RAND PLC                COM     G47791101    1,361       29,975      x                             x
NOBLE CORP                        COM     H5833N103      402       10,200      x                             x
TRANSOCEAN LTD                    COM     H8817H100      594        9,200      x                             x
                                                     533,921